Segment reporting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from external customers	$ 10,026	$ 497,277	$ 41,243
Denmark
Disclosure of geographical areas [line items]
Revenue from external customers	5,365	1,389	342
United States
Disclosure of geographical areas [line items]
Revenue from external customers		317,396	$ 40,901
China
Disclosure of geographical areas [line items]
Revenue from external customers	4,238	178,370
Other
Disclosure of geographical areas [line items]
Revenue from external customers	$ 424	$ 123